Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 102.3%
Security	Shares	Value
Aerospace & Defense — 1.7%
Boeing Co. (The)(1)(2)	9,288	$ 1,973,050
Northrop Grumman Corp.(2)	6,565	3,031,192
Raytheon Technologies Corp.(2)	7,449	729,480
Textron, Inc.(2)	11,648	822,698
		$ 6,556,420
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(2)	4,494	$ 446,569
		$ 446,569
Automobile Components — 0.7%
Aptiv PLC(1)(2)	14,042	$ 1,575,372
Lear Corp.(2)	7,250	1,011,303
		$ 2,586,675
Automobiles — 1.1%
Tesla, Inc.(1)(2)	21,746	$ 4,511,425
		$ 4,511,425
Banks — 3.8%
Bank of America Corp.(2)	96,896	$ 2,771,225
Citigroup, Inc.(2)	31,893	1,495,463
Fifth Third Bancorp(2)	57,446	1,530,361
JPMorgan Chase & Co.(2)	48,706	6,346,879
KeyCorp(2)	54,740	685,345
M&T Bank Corp.(2)	4,618	552,174
PNC Financial Services Group, Inc. (The)(2)	12,436	1,580,616
Truist Financial Corp.(2)	7,171	244,531
		$ 15,206,594
Beverages — 2.2%
Coca-Cola Co. (The)(2)	52,523	$ 3,258,002
PepsiCo, Inc.(2)	30,364	5,535,357
		$ 8,793,359
Biotechnology — 2.6%
AbbVie, Inc.(2)	24,377	$ 3,884,962
Amgen, Inc.(2)	15,371	3,715,939
Gilead Sciences, Inc.(2)	27,095	2,248,072
Vertex Pharmaceuticals, Inc.(1)(2)	1,850	582,880
		$ 10,431,853
Security	Shares	Value
Broadline Retail — 2.7%
Amazon.com, Inc.(1)(2)	104,412	$ 10,784,716
		$ 10,784,716
Building Products — 0.1%
Carrier Global Corp.(2)	1,693	$ 77,455
Trane Technologies PLC	1,269	233,470
		$ 310,925
Capital Markets — 1.5%
Charles Schwab Corp. (The)(2)	15,439	$ 808,695
S&P Global, Inc.(2)	9,305	3,208,085
State Street Corp.(2)	27,413	2,074,890
		$ 6,091,670
Chemicals — 1.8%
AdvanSix, Inc.(2)	1,530	$ 58,553
Corteva, Inc.(2)	26,850	1,619,324
Dow, Inc.(2)	14,210	778,992
Eastman Chemical Co.(2)	5,817	490,606
Ingevity Corp.(1)(2)	2,787	199,326
Linde PLC	294	104,499
LyondellBasell Industries NV, Class A(2)	13,836	1,299,062
Sherwin-Williams Co. (The)(2)	11,939	2,683,529
		$ 7,233,891
Commercial Services & Supplies — 0.4%
Waste Management, Inc.(2)	9,236	$ 1,507,038
		$ 1,507,038
Communications Equipment — 1.1%
Cisco Systems, Inc.(2)	83,078	$ 4,342,902
		$ 4,342,902
Construction & Engineering — 0.2%
Quanta Services, Inc.(2)	4,232	$ 705,221
		$ 705,221
Construction Materials — 0.2%
Vulcan Materials Co.(2)	5,482	$ 940,492
		$ 940,492
Consumer Finance — 1.5%
American Express Co.(2)	20,086	$ 3,313,186
Discover Financial Services(2)	25,589	2,529,217
		$ 5,842,403

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.(2)	1,373	$ 682,203
Dollar General Corp.	2,381	501,105
Dollar Tree, Inc.(1)(2)	12,333	1,770,402
Sysco Corp.(2)	7,966	615,214
Walmart, Inc.(2)	11,365	1,675,769
		$ 5,244,693
Containers & Packaging — 0.9%
Avery Dennison Corp.(2)	13,509	$ 2,417,165
Packaging Corp. of America(2)	9,486	1,316,942
		$ 3,734,107
Distributors — 0.8%
Genuine Parts Co.(2)	15,809	$ 2,645,004
LKQ Corp.(2)	8,433	478,657
		$ 3,123,661
Diversified Telecommunication Services — 0.5%
AT&T, Inc.(2)	38,442	$ 740,008
Verizon Communications, Inc.(2)	32,877	1,278,587
		$ 2,018,595
Electric Utilities — 1.1%
Duke Energy Corp.(2)	8,196	$ 790,668
Edison International(2)	20,090	1,418,153
NextEra Energy, Inc.(2)	5,977	460,707
Pinnacle West Capital Corp.(2)	8,766	694,618
Xcel Energy, Inc.(2)	12,009	809,887
		$ 4,174,033
Electrical Equipment — 0.8%
Emerson Electric Co.(2)	29,903	$ 2,605,747
Generac Holdings, Inc.(1)	3,668	396,181
		$ 3,001,928
Entertainment — 1.6%
Netflix, Inc.(1)(2)	8,416	$ 2,907,560
Walt Disney Co. (The)(1)(2)	36,045	3,609,186
		$ 6,516,746
Financial Services — 5.5%
Berkshire Hathaway, Inc., Class B(1)(2)	22,765	$ 7,029,149
Fidelity National Information Services, Inc.(2)	25,140	1,365,856
Global Payments, Inc.	9,364	985,468
Mastercard, Inc., Class A(2)	16,795	6,103,471
Security	Shares	Value
Financial Services (continued)
PayPal Holdings, Inc.(1)(2)	20,716	$ 1,573,173
Visa, Inc., Class A(2)	21,879	4,932,839
		$ 21,989,956
Food Products — 1.2%
Mondelez International, Inc., Class A(2)	44,414	$ 3,096,544
Tyson Foods, Inc., Class A(2)	28,696	1,702,247
		$ 4,798,791
Ground Transportation — 1.2%
Canadian Pacific Railway, Ltd.(2)	24,185	$ 1,860,794
J.B. Hunt Transport Services, Inc.(2)	2,663	467,250
Norfolk Southern Corp.(2)	11,072	2,347,264
		$ 4,675,308
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories(2)	43,108	$ 4,365,116
Baxter International, Inc.(2)	26,799	1,086,967
Stryker Corp.(2)	13,456	3,841,284
Zimmer Biomet Holdings, Inc.(2)	3,848	497,162
		$ 9,790,529
Health Care Providers & Services — 2.6%
CVS Health Corp.(2)	39,004	$ 2,898,387
UnitedHealth Group, Inc.(2)	15,785	7,459,833
		$ 10,358,220
Health Care REITs — 0.1%
Ventas, Inc.(2)	6,472	$ 280,561
		$ 280,561
Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc.(1)(2)	1,292	$ 3,426,914
Chipotle Mexican Grill, Inc.(1)(2)	374	638,900
Marriott International, Inc., Class A(2)	6,415	1,065,147
Marriott Vacations Worldwide Corp.(2)	2,064	278,351
McDonald's Corp.(2)	18,184	5,084,428
Travel + Leisure Co.(2)	9,305	364,756
		$ 10,858,496
Household Durables — 0.6%
Leggett & Platt, Inc.(2)	6,596	$ 210,280
Lennar Corp., Class A(2)	18,642	1,959,461
		$ 2,169,741

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 1.5%
Clorox Co. (The)(2)	6,843	$ 1,082,836
Kimberly-Clark Corp.(2)	11,708	1,571,448
Procter & Gamble Co. (The)(2)	21,151	3,144,942
		$ 5,799,226
Industrial Conglomerates — 1.0%
3M Co.(2)	3,258	$ 342,448
Honeywell International, Inc.(2)	19,696	3,764,300
		$ 4,106,748
Industrial REITs — 0.7%
ProLogis, Inc.(2)	22,296	$ 2,781,872
		$ 2,781,872
Insurance — 2.6%
Allstate Corp. (The)(2)	21,562	$ 2,389,285
Chubb, Ltd.(2)	2,741	532,247
Cincinnati Financial Corp.(2)	18,022	2,019,906
Lincoln National Corp.(2)	16,698	375,204
Marsh & McLennan Cos., Inc.(2)	20,466	3,408,612
Principal Financial Group, Inc.(2)	5,042	374,722
Prudential Financial, Inc.(2)	5,899	488,083
Travelers Cos., Inc. (The)(2)	3,902	668,842
		$ 10,256,901
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A(1)(2)	79,780	$ 8,275,579
Alphabet, Inc., Class C(1)(2)	75,840	7,887,360
Meta Platforms, Inc., Class A(1)(2)	18,873	3,999,944
		$ 20,162,883
IT Services — 0.7%
Accenture PLC, Class A	365	$ 104,321
VeriSign, Inc.(1)(2)	11,895	2,513,770
		$ 2,618,091
Life Sciences Tools & Services — 1.7%
Danaher Corp.(2)	6,309	$ 1,590,121
Illumina, Inc.(1)	826	192,086
Thermo Fisher Scientific, Inc.(2)	8,914	5,137,762
		$ 6,919,969
Machinery — 1.1%
Caterpillar, Inc.(2)	3,626	$ 829,774
Ingersoll Rand, Inc.	7,017	408,249
Security	Shares	Value
Machinery (continued)
PACCAR, Inc.(2)	5,229	$ 382,763
Snap-on, Inc.(2)	6,380	1,575,158
Stanley Black & Decker, Inc.(2)	8,690	700,240
Westinghouse Air Brake Technologies Corp.(2)	4,982	503,481
		$ 4,399,665
Media — 0.9%
Comcast Corp., Class A(2)	95,966	$ 3,638,071
		$ 3,638,071
Multi-Utilities — 1.8%
CenterPoint Energy, Inc.(2)	15,255	$ 449,412
CMS Energy Corp.(2)	38,452	2,360,184
DTE Energy Co.(2)	10,342	1,132,863
NiSource, Inc.(2)	49,999	1,397,972
Public Service Enterprise Group, Inc.(2)	30,431	1,900,416
		$ 7,240,847
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.(2)	22,089	$ 3,604,041
Diamondback Energy, Inc.(2)	19,227	2,598,914
DT Midstream, Inc.(2)	5,171	255,292
EOG Resources, Inc.(2)	14,121	1,618,690
Exxon Mobil Corp.(2)	32,900	3,607,814
Marathon Petroleum Corp.(2)	24,962	3,365,627
Phillips 66(2)	22,582	2,289,363
Valero Energy Corp.(2)	4,167	581,713
Williams Cos., Inc. (The)(2)	2,785	83,160
		$ 18,004,614
Passenger Airlines — 0.2%
Southwest Airlines Co.(2)	27,333	$ 889,416
		$ 889,416
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A(2)	3,326	$ 819,726
		$ 819,726
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.(2)	41,044	$ 2,844,760
Eli Lilly & Co.(2)	3,861	1,325,945
Johnson & Johnson(2)	39,428	6,111,340
Merck & Co., Inc.(2)	49,478	5,263,964

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Organon & Co.(2)	3,384	$ 79,592
Pfizer, Inc.(2)	64,933	2,649,266
		$ 18,274,867
Professional Services — 0.4%
ManpowerGroup, Inc.(2)	1,193	$ 98,459
Robert Half International, Inc.(2)	13,637	1,098,733
Verisk Analytics, Inc.	2,463	472,551
		$ 1,669,743
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)(2)	8,158	$ 593,984
		$ 593,984
Residential REITs — 0.8%
Apartment Income REIT Corp.(2)	11,985	$ 429,183
AvalonBay Communities, Inc.(2)	10,239	1,720,766
Invitation Homes, Inc.(2)	32,476	1,014,226
		$ 3,164,175
Retail REITs — 0.5%
Simon Property Group, Inc.(2)	17,320	$ 1,939,320
		$ 1,939,320
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.(1)(2)	22,021	$ 2,158,278
Analog Devices, Inc.(2)	15,118	2,981,572
Applied Materials, Inc.(2)	15,313	1,880,896
Broadcom, Inc.(2)	7,268	4,662,713
Enphase Energy, Inc.(1)(2)	6,497	1,366,189
NVIDIA Corp.(2)	38,177	10,604,425
ON Semiconductor Corp.(1)(2)	20,088	1,653,644
QUALCOMM, Inc.(2)	11,262	1,436,806
Teradyne, Inc.(2)	16,574	1,781,871
		$ 28,526,394
Software — 9.6%
Adobe, Inc.(1)(2)	9,237	$ 3,559,663
Ceridian HCM Holding, Inc.(1)	4,805	351,822
Intuit, Inc.(2)	5,665	2,525,627
Microsoft Corp.(2)	95,753	27,605,590
Oracle Corp.(2)	29,049	2,699,233
Salesforce, Inc.(1)(2)	5,963	1,191,288
		$ 37,933,223
Security	Shares	Value
Specialized REITs — 0.3%
Iron Mountain, Inc.(2)	14,132	$ 747,724
SBA Communications Corp.(2)	1,041	271,774
		$ 1,019,498
Specialty Retail — 1.8%
Advance Auto Parts, Inc.(2)	3,365	$ 409,218
Home Depot, Inc. (The)(2)	19,796	5,842,195
Ross Stores, Inc.(2)	6,820	723,807
		$ 6,975,220
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.(2)	190,721	$ 31,449,893
		$ 31,449,893
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B(2)	29,501	$ 3,618,003
		$ 3,618,003
Tobacco — 0.7%
Philip Morris International, Inc.(2)	27,713	$ 2,695,089
		$ 2,695,089
Trading Companies & Distributors — 0.3%
Fastenal Co.(2)	20,160	$ 1,087,430
		$ 1,087,430
Total Common Stocks (identified cost $104,819,177)		$405,612,386

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(3)	1,833,066	$ 1,833,066
Total Short-Term Investments (identified cost $1,833,066)		$ 1,833,066
Total Investments — 102.8% (identified cost $106,652,243)		$407,445,452
Total Written Call Options — (2.5)% (premiums received $5,085,914)		$ (9,906,690)
Other Assets, Less Liabilities — (0.3)%		$ (1,099,250)
Net Assets — 100.0%		$396,439,512

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
Written Call Options (Exchange-Traded) — (2.5)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	76	$31,230,756	$4,100	4/3/23	$ (154,280)
S&P 500 Index	77	31,641,687	4,060	4/5/23	(459,690)
S&P 500 Index	78	32,052,618	3,970	4/6/23	(1,109,550)
S&P 500 Index	79	32,463,549	3,950	4/10/23	(1,299,945)
S&P 500 Index	78	32,052,618	3,950	4/12/23	(1,329,120)
S&P 500 Index	78	32,052,618	4,025	4/14/23	(877,500)
S&P 500 Index	78	32,052,618	4,010	4/17/23	(989,820)
S&P 500 Index	78	32,052,618	4,075	4/19/23	(649,740)
S&P 500 Index	79	32,463,549	4,010	4/21/23	(1,078,745)
S&P 500 Index	78	32,052,618	4,075	4/24/23	(711,750)
S&P 500 Index	78	32,052,618	4,075	4/26/23	(744,510)
S&P 500 Index	77	31,641,687	4,135	4/28/23	(502,040)
Total					$(9,906,690)
Abbreviations:
REITs	– Real Estate Investment Trusts
At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,833,066, which represents 0.5% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,043,069	$17,330,015	$(16,540,018)	$ —	$ —	$1,833,066	$21,195	1,833,066
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$405,612,386*	$ —	$ —	$405,612,386
Short-Term Investments	1,833,066	—	—	1,833,066
Total Investments	$407,445,452	$ —	$ —	$407,445,452
Liability Description
Written Call Options	$ (9,906,690)	$ —	$ —	$ (9,906,690)
Total	$ (9,906,690)	$ —	$ —	$ (9,906,690)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.